JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2024.

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 97.7%
Aerospace & Defense — 2.1%
Bombardier, Inc. (Canada)
7.13%, 6/15/2026 (a)	1,108,000	1,125,690
7.88%, 4/15/2027 (a)	1,208,000	1,209,278
7.50%, 2/1/2029 (a)	873,000	903,083
8.75%, 11/15/2030 (a)	266,000	285,416
7.45%, 5/1/2034 (a)	230,000	255,300
BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	732,000	674,524
Moog, Inc. 4.25%, 12/15/2027 (a)	834,000	780,886
Spirit AeroSystems, Inc.
3.85%, 6/15/2026	839,000	800,399
4.60%, 6/15/2028	624,000	569,147
9.38%, 11/30/2029 (a)	1,204,000	1,291,605
9.75%, 11/15/2030 (a)	276,000	301,538
TransDigm, Inc.
5.50%, 11/15/2027	3,073,000	3,000,077
6.75%, 8/15/2028 (a)	3,241,000	3,277,754
4.63%, 1/15/2029	787,000	724,721
6.38%, 3/1/2029 (a)	600,000	598,698
4.88%, 5/1/2029	919,000	851,994
6.88%, 12/15/2030 (a)	2,610,000	2,642,847
7.13%, 12/1/2031 (a)	1,454,000	1,491,391
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	734,000	757,712
		21,542,060
Air Freight & Logistics — 0.0% ^
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	533,000	488,563
Rand Parent LLC 8.50%, 2/15/2030 (a)	57,000	55,728
		544,291
Automobile Components — 2.4%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	706,000	685,328
7.00%, 4/15/2028 (a)	945,000	964,902
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	244,000	234,594
5.88%, 6/1/2029 (a)	908,000	893,284
American Axle & Manufacturing, Inc. 6.50%, 4/1/2027	1,195,000	1,188,485
Clarios Global LP
6.75%, 5/15/2025 (a)	78,000	77,995
6.25%, 5/15/2026 (a)	169,000	168,855
8.50%, 5/15/2027 (a)	1,543,000	1,552,888
6.75%, 5/15/2028 (a)	788,000	796,285
Cooper-Standard Automotive, Inc. 10.63% (PIK), 5/15/2027 (a) (b)	214,000	150,894
Dana, Inc.
5.63%, 6/15/2028	1,368,000	1,323,479
4.50%, 2/15/2032	341,000	289,181
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	422,000	364,531
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	1,519,000	1,482,326

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobile Components — continued
4.88%, 3/15/2027	70,000	67,258
5.00%, 7/15/2029	968,000	890,213
5.25%, 4/30/2031	527,000	478,108
5.63%, 4/30/2033	1,169,000	1,045,418
Icahn Enterprises LP
6.38%, 12/15/2025	1,131,000	1,130,043
6.25%, 5/15/2026	1,541,000	1,502,654
5.25%, 5/15/2027	1,452,000	1,332,147
4.38%, 2/1/2029	463,000	385,864
IHO Verwaltungs GmbH (Germany)
4.75% (Cash), 9/15/2026 (a) (b)	534,000	516,520
6.38% (Cash), 5/15/2029 (a) (b)	593,000	584,179
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (a)	378,000	387,162
Patrick Industries, Inc.
7.50%, 10/15/2027 (a)	144,000	146,081
4.75%, 5/1/2029 (a)	1,025,000	939,747
Phinia, Inc. 6.75%, 4/15/2029 (a)	150,000	151,095
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	777,000	669,354
Tenneco, Inc. 8.00%, 11/17/2028 (a)	2,316,000	2,115,144
ZF North America Capital, Inc. (Germany)
4.75%, 4/29/2025 (a)	1,559,000	1,535,573
6.88%, 4/14/2028 (a)	1,221,000	1,242,304
		25,291,891
Automobiles — 0.5%
Aston Martin Capital Holdings Ltd. (Jersey) 10.00%, 3/31/2029 (a)	605,000	585,358
Jaguar Land Rover Automotive plc (United Kingdom)
4.50%, 10/1/2027 (a)	655,000	617,759
5.88%, 1/15/2028 (a)	416,000	404,982
5.50%, 7/15/2029 (a)	762,000	726,872
Mclaren Finance plc (United Kingdom) 7.50%, 8/1/2026 (a)	661,000	570,443
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	1,040,000	1,056,373
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	996,000	868,475
Winnebago Industries, Inc. 6.25%, 7/15/2028 (a)	245,000	240,768
		5,071,030
Banks — 0.7%
Intesa Sanpaolo SpA (Italy)
5.71%, 1/15/2026 (a)	1,786,000	1,768,735
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.60%), 4.20%, 6/1/2032 (a) (c)	538,000	454,444
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (c)	1,177,000	884,151
Popular, Inc. (Puerto Rico) 7.25%, 3/13/2028	340,000	346,439
Standard Chartered plc (United Kingdom) (3-MONTH SOFR + 1.46%), 7.01%, 7/30/2037 (a) (c) (d) (e)	600,000	601,103
UniCredit SpA (Italy)
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a) (c)	946,000	926,394
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 5.46%, 6/30/2035 (a) (c)	2,036,000	1,912,110
Western Alliance Bancorp (3-MONTH CME TERM SOFR + 2.25%), 3.00%, 6/15/2031 (c)	222,000	198,690
		7,092,066

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Beverages — 0.1%
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	990,000	914,794
Biotechnology — 0.2%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	937,000	559,623
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	1,603,000	1,394,655
		1,954,278
Broadline Retail — 1.6%
99 Cents Only Stores LLC 7.50%, 1/15/2026 (a)	137,000	38,018
ANGI Group LLC 3.88%, 8/15/2028 (a)	441,000	377,851
Getty Images, Inc. 9.75%, 3/1/2027 (a)	417,000	416,319
Go Daddy Operating Co. LLC
5.25%, 12/1/2027 (a)	534,000	519,598
3.50%, 3/1/2029 (a)	174,000	155,454
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	408,000	367,416
Kohl's Corp.
4.62%, 5/1/2031 (f)	918,000	740,303
5.55%, 7/17/2045	208,000	133,217
Liberty Interactive LLC 8.25%, 2/1/2030	894,000	474,198
Macy's Retail Holdings LLC
5.88%, 4/1/2029 (a)	1,087,000	1,046,677
4.50%, 12/15/2034	732,000	627,907
4.30%, 2/15/2043	145,000	110,704
Marks & Spencer plc (United Kingdom) 7.13%, 12/1/2037 (a)	584,000	610,911
Match Group Holdings II LLC
5.00%, 12/15/2027 (a)	814,000	770,827
4.63%, 6/1/2028 (a)	329,000	305,983
5.63%, 2/15/2029 (a)	233,000	220,905
4.13%, 8/1/2030 (a)	515,000	447,722
3.63%, 10/1/2031 (a)	345,000	287,350
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	1,043,000	528,489
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	992,000	986,398
Nordstrom, Inc.
6.95%, 3/15/2028	33,000	33,083
4.38%, 4/1/2030	688,000	625,558
4.25%, 8/1/2031	343,000	302,895
5.00%, 1/15/2044	1,086,000	854,032
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	259,000	119,140
QVC, Inc.
4.75%, 2/15/2027	364,000	310,625
4.38%, 9/1/2028	194,000	144,505
5.95%, 3/15/2043	1,026,000	588,152
Rakuten Group, Inc. (Japan)
11.25%, 2/15/2027 (a)	2,429,000	2,561,138
9.75%, 4/15/2029 (a)	1,114,000	1,121,018
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.96%), 6.25%, 4/22/2031 (a) (c) (d) (e)	814,000	601,546
		16,427,939
Building Products — 1.8%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a)	491,000	317,788

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — continued
Advanced Drainage Systems, Inc.
5.00%, 9/30/2027 (a)	214,000	206,986
6.38%, 6/15/2030 (a)	167,000	166,666
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a)	617,000	646,661
Builders FirstSource, Inc.
5.00%, 3/1/2030 (a)	1,532,000	1,440,091
4.25%, 2/1/2032 (a)	1,548,000	1,351,872
6.38%, 3/1/2034 (a)	222,000	217,632
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	462,000	457,134
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a)	565,000	501,564
Eco Material Technologies, Inc. 7.88%, 1/31/2027 (a)	1,003,000	1,002,923
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	2,442,000	2,446,255
Griffon Corp. 5.75%, 3/1/2028	1,369,000	1,323,343
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	300,000	287,228
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	684,000	640,900
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	543,000	494,919
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	762,000	716,266
Oscar AcquisitionCo LLC 9.50%, 4/15/2030 (a)	780,000	743,889
Owens Corning 3.50%, 2/15/2030 (a)	628,000	568,617
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	1,280,000	1,347,743
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	913,000	885,319
4.75%, 1/15/2028 (a)	798,000	760,211
3.38%, 1/15/2031 (a)	1,622,000	1,353,299
Summit Materials LLC
6.50%, 3/15/2027 (a)	439,000	436,996
7.25%, 1/15/2031 (a)	418,000	431,000
		18,745,302
Capital Markets — 0.7%
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	782,000	812,726
Aretec Group, Inc. 7.50%, 4/1/2029 (a)	242,000	233,794
Brightsphere Investment Group, Inc. 4.80%, 7/27/2026	224,000	214,829
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	884,000	755,489
3.63%, 10/1/2031 (a)	527,000	419,103
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029 (a)	1,251,000	1,171,910
5.00%, 1/15/2032 (a)	370,000	332,776
Dresdner Funding Trust I 8.15%, 6/30/2031 (a)	815,000	880,828
Jane Street Group
4.50%, 11/15/2029 (a)	1,018,000	942,543
7.13%, 4/30/2031 (a)	660,000	671,935
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	731,000	748,098
		7,184,031
Chemicals — 2.8%
Ashland, Inc.
3.38%, 9/1/2031 (a)	1,136,000	953,577

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
6.88%, 5/15/2043	643,000	653,783
ASP Unifrax Holdings, Inc.
5.25%, 9/30/2028 (a)	982,000	493,455
7.50%, 9/30/2029 (a)	78,000	38,640
Avient Corp. 7.13%, 8/1/2030 (a)	857,000	871,305
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	843,000	813,650
3.38%, 2/15/2029 (a)	564,000	502,889
Cerdia Finanz GmbH (Germany) 10.50%, 2/15/2027 (a)	248,000	257,798
Chemours Co. (The)
5.38%, 5/15/2027	134,000	127,216
5.75%, 11/15/2028 (a)	1,122,000	1,026,887
4.63%, 11/15/2029 (a)	788,000	672,008
Consolidated Energy Finance SA (Switzerland) 5.63%, 10/15/2028 (a)	497,000	427,723
CVR Partners LP 6.13%, 6/15/2028 (a)	682,000	652,038
FXI Holdings, Inc. 12.25%, 11/15/2026 (a)	55,000	54,910
GPD Cos., Inc. 10.13%, 4/1/2026 (a)	1,017,000	979,116
HB Fuller Co. 4.00%, 2/15/2027	13,000	12,548
Herens Holdco SARL (Luxembourg) 4.75%, 5/15/2028 (a)	534,000	455,310
INEOS Finance plc (Luxembourg) 6.75%, 5/15/2028 (a)	750,000	743,453
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	784,000	754,400
LSF11 A5 HoldCo LLC 6.63%, 10/15/2029 (a)	129,000	121,625
Mativ Holdings, Inc. 6.88%, 10/1/2026 (a)	331,000	325,870
Methanex Corp. (Canada)
5.13%, 10/15/2027	381,000	367,919
5.25%, 12/15/2029	1,331,000	1,272,454
5.65%, 12/1/2044	101,000	88,025
NOVA Chemicals Corp. (Canada)
5.00%, 5/1/2025 (a)	185,000	182,578
5.25%, 6/1/2027 (a)	666,000	637,993
4.25%, 5/15/2029 (a)	1,355,000	1,188,775
Nufarm Australia Ltd. (Australia) 5.00%, 1/27/2030 (a)	44,000	40,156
Olin Corp.
5.13%, 9/15/2027	538,000	521,657
5.63%, 8/1/2029	1,078,000	1,048,407
5.00%, 2/1/2030	224,000	210,458
Olympus Water US Holding Corp.
4.25%, 10/1/2028 (a)	1,946,000	1,791,291
9.75%, 11/15/2028 (a)	1,321,000	1,404,627
6.25%, 10/1/2029 (a)	75,000	69,522
Polar US Borrower LLC 6.75%, 5/15/2026 (a)	547,000	153,160
Rain Carbon, Inc. 12.25%, 9/1/2029 (a)	345,000	367,966
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	857,000	774,338
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028 (a)	1,358,000	1,270,884
6.63%, 5/1/2029 (a)	430,000	404,993
SCIL IV LLC 5.38%, 11/1/2026 (a)	639,000	614,350

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	151,000	135,855
4.00%, 4/1/2031	263,000	224,791
4.38%, 2/1/2032	1,114,000	949,804
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	704,000	624,756
Tronox, Inc. 4.63%, 3/15/2029 (a)	1,018,000	923,728
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a)	580,000	534,901
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	13,000	12,484
5.63%, 8/15/2029 (a)	1,387,000	1,276,061
7.38%, 3/1/2031 (a)	678,000	688,185
		28,718,319
Commercial Services & Supplies — 3.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	603,000	534,900
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	768,000	697,554
4.88%, 7/15/2032 (a)	1,373,000	1,239,062
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	185,000	184,892
9.75%, 7/15/2027 (a)	1,589,000	1,575,521
4.63%, 6/1/2028 (a)	2,155,000	1,942,138
6.00%, 6/1/2029 (a)	209,000	178,388
7.88%, 2/15/2031 (a)	317,000	316,022
APi Group DE, Inc. 4.13%, 7/15/2029 (a)	885,000	792,747
APX Group, Inc. 5.75%, 7/15/2029 (a)	862,000	818,274
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	1,726,000	1,650,230
Brink's Co. (The) 4.63%, 10/15/2027 (a)	532,000	507,911
Cimpress plc (Ireland) 7.00%, 6/15/2026	692,000	690,471
Clean Harbors, Inc.
4.88%, 7/15/2027 (a)	656,000	633,582
6.38%, 2/1/2031 (a)	873,000	871,466
Deluxe Corp. 8.00%, 6/1/2029 (a)	653,000	609,183
Enviri Corp. 5.75%, 7/31/2027 (a)	407,000	385,885
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	295,000	280,330
9.50%, 11/1/2027 (a)	440,000	440,372
7.75%, 2/15/2028 (a)	749,000	760,527
6.00%, 6/1/2029 (a)	667,000	599,047
GFL Environmental, Inc.
5.13%, 12/15/2026 (a)	1,561,000	1,531,388
3.50%, 9/1/2028 (a)	857,000	778,857
4.75%, 6/15/2029 (a)	570,000	530,546
6.75%, 1/15/2031 (a)	1,705,000	1,739,129
Legends Hospitality Holding Co. LLC 5.00%, 2/1/2026 (a)	132,000	130,686
Madison IAQ LLC
4.13%, 6/30/2028 (a)	888,000	822,838
5.88%, 6/30/2029 (a)	591,000	547,785

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Neptune Bidco US, Inc. 9.29%, 4/15/2029 (a)	2,344,000	2,238,852
Pitney Bowes, Inc.
6.88%, 3/15/2027 (a)	784,000	727,622
7.25%, 3/15/2029 (a)	71,000	63,370
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	2,455,000	2,437,626
6.25%, 1/15/2028 (a)	1,060,000	1,040,641
Reworld Holding Corp. 5.00%, 9/1/2030	1,633,000	1,469,530
Steelcase, Inc. 5.13%, 1/18/2029	306,000	289,082
Vericast Corp. 11.00%, 9/15/2026 (a)	1,841,000	1,979,075
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	559,000	550,440
Williams Scotsman, Inc.
4.63%, 8/15/2028 (a)	169,000	157,799
7.38%, 10/1/2031 (a)	762,000	782,531
		33,526,299
Communications Equipment — 0.5%
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	1,331,000	1,094,082
CommScope, Inc.
6.00%, 3/1/2026 (a)	1,444,000	1,288,770
8.25%, 3/1/2027 (a)	1,437,000	669,498
4.75%, 9/1/2029 (a)	713,000	513,360
Viasat, Inc.
5.63%, 4/15/2027 (a)	1,333,000	1,191,751
6.50%, 7/15/2028 (a)	578,000	430,106
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	82,000	67,984
		5,255,551
Construction & Engineering — 0.7%
AECOM 5.13%, 3/15/2027	1,042,000	1,014,511
Artera Services LLC 8.50%, 2/15/2031 (a)	206,000	210,487
ATP Tower Holdings LLC (Chile) 4.05%, 4/27/2026 (a)	277,000	257,956
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	1,098,000	1,178,753
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	627,000	619,227
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	768,000	713,532
Fluor Corp. 4.25%, 9/15/2028	983,000	927,570
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	159,000	147,356
INNOVATE Corp. 8.50%, 2/1/2026 (a)	308,000	231,000
Pike Corp.
5.50%, 9/1/2028 (a)	1,375,000	1,308,578
8.63%, 1/31/2031 (a)	146,000	153,779
Railworks Holdings LP 8.25%, 11/15/2028 (a)	309,000	312,090
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	315,000	300,603
Weekley Homes LLC 4.88%, 9/15/2028 (a)	364,000	333,370
		7,708,812
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	431,000	448,582

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — 2.4%
Ally Financial, Inc.
5.75%, 11/20/2025	1,181,000	1,175,655
6.70%, 2/14/2033	750,000	750,688
Bread Financial Holdings, Inc. 9.75%, 3/15/2029 (a)	719,000	753,109
Castlelake Aviation Finance DAC 5.00%, 4/15/2027 (a)	342,000	328,601
Cobra AcquisitionCo LLC 6.38%, 11/1/2029 (a)	101,000	81,564
Credit Acceptance Corp. 6.63%, 3/15/2026	1,198,000	1,194,194
Encore Capital Group, Inc. 9.25%, 4/1/2029 (a)	795,000	827,352
Enova International, Inc.
8.50%, 9/15/2025 (a)	378,000	378,779
11.25%, 12/15/2028 (a)	225,000	241,313
Finance of America Funding LLC 7.88%, 11/15/2025 (a)	66,000	51,792
FirstCash, Inc.
4.63%, 9/1/2028 (a)	664,000	622,611
5.63%, 1/1/2030 (a)	1,180,000	1,118,022
GGAM Finance Ltd. (Ireland) 8.00%, 2/15/2027 (a)	1,377,000	1,416,892
goeasy Ltd. (Canada) 7.63%, 7/1/2029 (a)	1,017,000	1,033,718
LFS Topco LLC 5.88%, 10/15/2026 (a)	414,000	387,129
Macquarie Airfinance Holdings Ltd. (United Kingdom)
8.13%, 3/30/2029 (a)	969,000	1,020,326
6.50%, 3/26/2031 (a)	158,000	160,428
Navient Corp.
6.75%, 6/25/2025	931,000	932,056
6.75%, 6/15/2026	240,000	239,549
4.88%, 3/15/2028	1,225,000	1,121,912
5.50%, 3/15/2029	24,000	21,784
9.38%, 7/25/2030	23,000	24,046
5.63%, 8/1/2033	1,560,000	1,266,882
OneMain Finance Corp.
7.13%, 3/15/2026	1,489,000	1,510,857
3.88%, 9/15/2028	1,784,000	1,586,909
9.00%, 1/15/2029	487,000	511,208
5.38%, 11/15/2029	568,000	528,248
4.00%, 9/15/2030	2,054,000	1,745,604
PRA Group, Inc.
7.38%, 9/1/2025 (a)	146,000	146,620
8.38%, 2/1/2028 (a)	363,000	360,797
5.00%, 10/1/2029 (a)	1,063,000	901,257
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	635,000	595,298
SLM Corp. 3.13%, 11/2/2026	434,000	402,169
Synchrony Financial 7.25%, 2/2/2033	843,000	845,750
World Acceptance Corp. 7.00%, 11/1/2026 (a)	220,000	208,296
		24,491,415
Consumer Staples Distribution & Retail — 1.1%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	1,409,000	1,358,029
5.88%, 2/15/2028 (a)	927,000	910,949

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
3.50%, 3/15/2029 (a)	1,481,000	1,320,916
4.88%, 2/15/2030 (a)	2,002,000	1,872,668
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	901,000	665,816
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	75,000	64,500
KeHE Distributors LLC 9.00%, 2/15/2029 (a)	629,000	637,130
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	664,000	647,165
4.25%, 8/1/2029 (a)	1,764,000	1,602,965
Rite Aid Corp. 8.00%, 11/15/2026 (a) (g)	357,000	178,500
Safeway, Inc. 7.25%, 2/1/2031	165,000	175,380
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	407,000	335,902
US Foods, Inc.
4.75%, 2/15/2029 (a)	1,291,000	1,211,786
7.25%, 1/15/2032 (a)	50,000	51,603
		11,033,309
Containers & Packaging — 2.4%
ARD Finance SA (Luxembourg) 6.50% (Cash), 6/30/2027 (a) (b)	939,000	218,298
Ardagh Metal Packaging Finance USA LLC
6.00%, 6/15/2027 (a)	317,000	309,951
3.25%, 9/1/2028 (a)	747,000	655,047
4.00%, 9/1/2029 (a)	637,000	525,893
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	800,000	680,200
5.25%, 8/15/2027 (a)	1,956,000	1,149,150
Ball Corp.
5.25%, 7/1/2025	176,000	175,680
4.88%, 3/15/2026	804,000	791,088
2.88%, 8/15/2030	1,617,000	1,366,131
3.13%, 9/15/2031	1,666,000	1,398,488
Berry Global, Inc. 5.63%, 7/15/2027 (a)	573,000	565,438
Cascades, Inc. (Canada) 5.38%, 1/15/2028 (a)	729,000	694,417
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029 (a)	858,000	844,278
8.75%, 4/15/2030 (a)	1,030,000	993,323
Crown Americas LLC
4.75%, 2/1/2026	710,000	696,934
5.25%, 4/1/2030	499,000	479,627
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	333,000	344,651
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	551,000	519,371
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	214,000	207,285
3.50%, 3/15/2028 (a)	477,000	435,817
3.50%, 3/1/2029 (a)	457,000	407,873
3.75%, 2/1/2030 (a)	60,000	53,180
Iris Holding, Inc. 10.00%, 12/15/2028 (a)	74,000	64,952
LABL, Inc.
6.75%, 7/15/2026 (a)	375,000	370,572

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Containers & Packaging — continued
10.50%, 7/15/2027 (a)	278,000	270,629
5.88%, 11/1/2028 (a)	532,000	478,511
9.50%, 11/1/2028 (a)	623,000	633,696
8.25%, 11/1/2029 (a)	384,000	327,770
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a)	1,859,000	1,894,061
9.25%, 4/15/2027 (a)	816,000	812,639
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/2027 (a)	1,104,000	1,096,170
7.25%, 5/15/2031 (a)	773,000	770,381
Pactiv Evergreen Group Issuer LLC 4.38%, 10/15/2028 (a)	834,000	773,612
Sealed Air Corp.
6.13%, 2/1/2028 (a)	1,325,000	1,315,522
5.00%, 4/15/2029 (a)	237,000	224,631
6.88%, 7/15/2033 (a)	848,000	876,123
Silgan Holdings, Inc. 4.13%, 2/1/2028	10,000	9,436
TriMas Corp. 4.13%, 4/15/2029 (a)	624,000	564,779
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (f)	1,472,000	1,451,211
		25,446,815
Distributors — 0.4%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	1,097,000	1,021,714
Dealer Tire LLC 8.00%, 2/1/2028 (a)	571,000	555,545
Ritchie Bros Holdings, Inc. (Canada) 6.75%, 3/15/2028 (a)	513,000	518,126
Verde Purchaser LLC 10.50%, 11/30/2030 (a)	947,000	998,082
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	631,000	659,273
		3,752,740
Diversified Consumer Services — 0.6%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	259,000	248,378
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	335,000	297,074
Grand Canyon University 4.13%, 10/1/2024	372,000	365,490
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a)	726,000	668,779
Service Corp. International
4.63%, 12/15/2027	546,000	521,663
5.13%, 6/1/2029	988,000	949,550
3.38%, 8/15/2030	983,000	842,727
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	121,000	79,454
Sotheby's 7.38%, 10/15/2027 (a)	1,163,000	1,012,330
StoneMor, Inc. 8.50%, 5/15/2029 (a)	705,000	566,171
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	704,000	721,388
		6,273,004
Diversified REITs — 0.4%
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	1,228,000	1,106,779
Uniti Group LP
10.50%, 2/15/2028 (a)	1,574,000	1,574,255
4.75%, 4/15/2028 (a)	1,149,000	949,589

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified REITs — continued
6.50%, 2/15/2029 (a)	1,216,000	843,963
6.00%, 1/15/2030 (a)	274,000	185,410
		4,659,996
Diversified Telecommunication Services — 4.9%
Altice France SA (France)
8.13%, 2/1/2027 (a)	941,000	725,339
5.50%, 1/15/2028 (a)	791,000	553,842
5.13%, 1/15/2029 (a)	305,000	206,064
5.13%, 7/15/2029 (a)	1,456,000	976,477
5.50%, 10/15/2029 (a)	1,835,000	1,231,055
British Telecommunications plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 4.25%, 11/23/2081 (a) (c)	330,000	310,033
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.49%), 4.88%, 11/23/2081 (a) (c)	862,000	773,193
CCO Holdings LLC
5.50%, 5/1/2026 (a)	1,412,000	1,394,482
5.13%, 5/1/2027 (a)	2,468,000	2,358,790
5.00%, 2/1/2028 (a)	916,000	845,750
5.38%, 6/1/2029 (a)	2,319,000	2,077,286
6.38%, 9/1/2029 (a)	1,237,000	1,157,763
4.75%, 3/1/2030 (a)	3,254,000	2,771,934
4.50%, 8/15/2030 (a)	1,817,000	1,509,756
4.25%, 2/1/2031 (a)	2,962,000	2,387,477
4.75%, 2/1/2032 (a)	2,243,000	1,806,133
4.50%, 5/1/2032	1,615,000	1,281,161
4.50%, 6/1/2033 (a)	2,979,000	2,298,851
4.25%, 1/15/2034 (a)	154,000	114,744
Consolidated Communications, Inc.
5.00%, 10/1/2028 (a)	594,000	487,078
6.50%, 10/1/2028 (a)	849,000	717,287
Embarq Corp. 8.00%, 6/1/2036	991,000	311,313
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	1,556,000	1,515,163
5.00%, 5/1/2028 (a)	1,095,000	1,022,715
6.75%, 5/1/2029 (a)	1,646,000	1,502,444
6.00%, 1/15/2030 (a)	1,168,000	1,012,250
8.75%, 5/15/2030 (a)	604,000	625,049
8.63%, 3/15/2031 (a)	669,000	685,800
Frontier Florida LLC Series E, 6.86%, 2/1/2028	51,000	50,884
Iliad Holding SASU (France)
6.50%, 10/15/2026 (a)	559,000	555,034
7.00%, 10/15/2028 (a)	253,000	250,541
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	2,130,000	2,003,534
Level 3 Financing, Inc.
4.25%, 7/1/2028 (a)	325,000	124,888
10.50%, 4/15/2029 (a)	198,000	197,505
4.88%, 6/15/2029 (a)	527,000	315,615
3.75%, 7/15/2029 (a)	456,000	148,270

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
4.50%, 4/1/2030 (a)	68,000	38,589
10.50%, 5/15/2030 (a)	649,000	642,167
3.88%, 10/15/2030 (a)	298,000	163,728
10.75%, 12/15/2030 (a)	517,000	515,449
4.00%, 4/15/2031 (a)	2,012,000	1,098,954
Lumen Technologies, Inc.
4.50%, 1/15/2029 (a)	71,000	21,123
4.13%, 4/15/2030 (a)	1,328,000	849,256
Qwest Corp. 7.25%, 9/15/2025	186,000	182,660
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	187,000	165,799
6.38%, 11/15/2033 (a)	1,109,000	1,071,449
6.00%, 9/30/2034	50,000	42,213
6.00%, 9/30/2034 (a)	774,000	742,165
7.20%, 7/18/2036	240,000	218,196
7.20%, 7/18/2036 (a)	716,000	729,984
7.72%, 6/4/2038	106,000	97,015
7.72%, 6/4/2038 (a)	219,000	227,961
Telesat Canada (Canada)
5.63%, 12/6/2026 (a)	962,000	438,870
4.88%, 6/1/2027 (a)	380,000	162,515
Virgin Media Finance plc (United Kingdom) 5.00%, 7/15/2030 (a)	2,009,000	1,669,173
Virgin Media Secured Finance plc (United Kingdom)
5.50%, 5/15/2029 (a)	2,287,000	2,068,913
4.50%, 8/15/2030 (a)	279,000	233,883
Windstream Escrow LLC 7.75%, 8/15/2028 (a)	1,631,000	1,532,336
Zayo Group Holdings, Inc.
4.00%, 3/1/2027 (a)	1,165,000	908,454
6.13%, 3/1/2028 (a)	926,000	630,041
		50,756,393
Electric Utilities — 1.5%
DPL, Inc. 4.35%, 4/15/2029	516,000	476,842
Edison International
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (c)	595,000	615,456
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.66%), 7.88%, 6/15/2054 (c)	418,000	427,175
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (c)	1,114,000	1,101,798
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	977,000	865,709
NextEra Energy Operating Partners LP
3.88%, 10/15/2026 (a)	136,000	128,644
4.50%, 9/15/2027 (a)	323,000	303,934
NRG Energy, Inc.
5.75%, 1/15/2028	1,343,000	1,317,322
5.25%, 6/15/2029 (a)	1,253,000	1,195,162
3.88%, 2/15/2032 (a)	280,000	239,649
Pattern Energy Operations LP 4.50%, 8/15/2028 (a)	945,000	866,249
PG&E Corp.
5.00%, 7/1/2028	676,000	648,026

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
5.25%, 7/1/2030	808,000	769,673
Terraform Global Operating LP 6.13%, 3/1/2026 (a)	28,000	27,599
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	1,503,000	1,478,284
5.63%, 2/15/2027 (a)	1,426,000	1,403,127
5.00%, 7/31/2027 (a)	1,304,000	1,261,148
4.38%, 5/1/2029 (a)	835,000	772,906
7.75%, 10/15/2031 (a)	831,000	863,469
6.88%, 4/15/2032 (a)	525,000	528,408
		15,290,580
Electrical Equipment — 0.3%
Sensata Technologies BV
4.00%, 4/15/2029 (a)	990,000	899,331
5.88%, 9/1/2030 (a)	582,000	565,705
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	1,263,000	1,170,706
		2,635,742
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp. 5.00%, 12/15/2029 (a)	628,000	585,599
Likewize Corp. 9.75%, 10/15/2025 (a)	250,000	252,234
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	601,000	548,221
3.75%, 2/15/2031 (a)	841,000	725,603
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	25,000	22,646
		2,134,303
Energy Equipment & Services — 1.5%
Archrock Partners LP
6.88%, 4/1/2027 (a)	551,000	553,170
6.25%, 4/1/2028 (a)	163,000	161,105
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	439,000	429,377
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	203,000	213,131
Enerflex Ltd. (Canada) 9.00%, 10/15/2027 (a)	539,000	550,892
Global Marine, Inc. 7.00%, 6/1/2028	212,000	196,409
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (a)	631,000	666,069
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	19,000	19,288
Nabors Industries Ltd.
7.25%, 1/15/2026 (a)	1,207,000	1,209,962
7.50%, 1/15/2028 (a)	512,000	487,191
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	634,000	632,580
Nine Energy Service, Inc. 13.00%, 2/1/2028	15,000	12,066
Noble Finance II LLC 8.00%, 4/15/2030 (a)	370,000	381,674
Petrofac Ltd. (United Kingdom) 9.75%, 11/15/2026 (a)	971,000	234,865
Precision Drilling Corp. (Canada) 6.88%, 1/15/2029 (a)	203,000	201,203
Seadrill Finance Ltd. (Norway) 8.38%, 8/1/2030 (a)	661,000	693,814
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	881,550	879,237
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	360,000	373,348

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Energy Equipment & Services — continued
Transocean, Inc.
8.00%, 2/1/2027 (a)	1,171,000	1,175,713
8.75%, 2/15/2030 (a)	909,000	948,296
7.50%, 4/15/2031	634,000	591,486
6.80%, 3/15/2038	1,171,000	974,271
USA Compression Partners LP 6.88%, 9/1/2027	1,196,000	1,196,066
Valaris Ltd. 8.38%, 4/30/2030 (a)	1,554,000	1,606,215
Viridien (France) 8.75%, 4/1/2027 (a)	523,000	500,899
Weatherford International Ltd. 8.63%, 4/30/2030 (a)	394,000	407,379
Welltec International ApS (Denmark) 8.25%, 10/15/2026 (a)	329,000	334,089
		15,629,795
Entertainment — 0.9%
Allen Media LLC 10.50%, 2/15/2028 (a)	835,000	378,281
AMC Entertainment Holdings, Inc.
10.00% (Cash), 6/15/2026 (a) (b)	733,000	623,187
7.50%, 2/15/2029 (a)	1,110,000	817,794
Banijay Entertainment SASU (France) 8.13%, 5/1/2029 (a)	657,000	671,644
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	279,000	188,541
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	299,000	294,719
6.50%, 5/15/2027 (a)	1,245,000	1,251,490
4.75%, 10/15/2027 (a)	900,000	852,684
3.75%, 1/15/2028 (a)	937,000	860,919
Odeon Finco plc (United Kingdom) 12.75%, 11/1/2027 (a)	305,000	316,136
ROBLOX Corp. 3.88%, 5/1/2030 (a)	1,252,000	1,090,830
WMG Acquisition Corp.
3.75%, 12/1/2029 (a)	606,000	536,897
3.88%, 7/15/2030 (a)	1,104,000	975,827
3.00%, 2/15/2031 (a)	280,000	236,969
		9,095,918
Financial Services — 2.8%
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	216,000	205,669
Benteler International AG (Austria) 10.50%, 5/15/2028 (a)	407,000	438,230
Block, Inc. 3.50%, 6/1/2031	2,024,000	1,733,664
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	1,388,000	1,438,609
Burford Capital Global Finance LLC 9.25%, 7/1/2031 (a)	481,000	504,850
CPI CG, Inc. 8.63%, 3/15/2026 (a)	429,000	430,997
Freedom Mortgage Corp.
7.63%, 5/1/2026 (a)	849,000	843,565
6.63%, 1/15/2027 (a)	560,000	540,847
12.00%, 10/1/2028 (a)	322,000	347,984
12.25%, 10/1/2030 (a)	1,122,000	1,229,920
Jefferies Finance LLC 5.00%, 8/15/2028 (a)	1,006,000	924,835
Jefferson Capital Holdings LLC 6.00%, 8/15/2026 (a)	614,000	605,963
LD Holdings Group LLC
6.50%, 11/1/2025 (a)	555,000	534,279
6.13%, 4/1/2028 (a)	902,000	627,510

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
Midcap Financial Issuer Trust
6.50%, 5/1/2028 (a)	1,159,000	1,080,329
5.63%, 1/15/2030 (a)	366,000	312,704
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	903,000	916,545
MPH Acquisition Holdings LLC
5.50%, 9/1/2028 (a)	2,213,000	1,645,775
5.75%, 11/1/2028 (a)	394,000	234,352
Nationstar Mortgage Holdings, Inc.
5.00%, 2/1/2026 (a)	1,108,000	1,087,118
6.00%, 1/15/2027 (a)	770,000	759,467
5.50%, 8/15/2028 (a)	939,000	896,157
5.13%, 12/15/2030 (a)	828,000	751,419
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	1,265,000	1,364,755
Oxford Finance LLC 6.38%, 2/1/2027 (a)	773,000	737,864
Paysafe Finance plc 4.00%, 6/15/2029 (a)	734,000	667,553
PennyMac Financial Services, Inc.
4.25%, 2/15/2029 (a)	1,196,000	1,071,745
5.75%, 9/15/2031 (a)	990,000	910,435
PHH Mortgage Corp. 7.88%, 3/15/2026 (a)	781,000	760,582
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	270,000	251,179
3.88%, 3/1/2031 (a)	2,397,000	2,071,888
4.00%, 10/15/2033 (a)	657,000	545,476
Sabre GLBL, Inc. 8.63%, 6/1/2027 (a)	571,000	525,681
Stena International SA (Sweden) 7.25%, 1/15/2031 (a)	385,000	391,715
United Wholesale Mortgage LLC
5.75%, 6/15/2027 (a)	475,000	459,488
5.50%, 4/15/2029 (a)	1,556,000	1,461,084
		29,310,233
Food Products — 1.3%
B&G Foods, Inc. 5.25%, 9/15/2027	945,000	867,276
Chobani LLC 7.63%, 7/1/2029 (a)	1,004,000	1,022,789
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	1,245,000	1,211,471
Fiesta Purchaser, Inc. 7.88%, 3/1/2031 (a)	407,000	418,185
H-Food Holdings LLC 8.50%, 6/1/2026 (a)	256,000	21,798
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028 (a)	627,000	605,749
4.13%, 1/31/2030 (a)	850,000	764,454
4.38%, 1/31/2032 (a)	275,000	242,863
Pilgrim's Pride Corp.
4.25%, 4/15/2031	1,024,000	921,701
3.50%, 3/1/2032	946,000	794,328
6.25%, 7/1/2033	837,000	845,774
Post Holdings, Inc.
5.63%, 1/15/2028 (a)	1,265,000	1,235,981
5.50%, 12/15/2029 (a)	1,824,000	1,737,344
4.50%, 9/15/2031 (a)	1,886,000	1,669,366

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — continued
Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026 (a)	200,000	194,500
Simmons Foods, Inc. 4.63%, 3/1/2029 (a)	1,041,000	907,422
TreeHouse Foods, Inc. 4.00%, 9/1/2028	407,000	362,433
		13,823,434
Gas Utilities — 0.4%
AmeriGas Partners LP
5.50%, 5/20/2025	881,000	866,855
5.88%, 8/20/2026	1,238,000	1,197,056
5.75%, 5/20/2027	73,000	69,598
Ferrellgas LP
5.38%, 4/1/2026 (a)	599,000	584,918
5.88%, 4/1/2029 (a)	85,000	80,251
Suburban Propane Partners LP
5.88%, 3/1/2027	191,000	188,077
5.00%, 6/1/2031 (a)	1,295,000	1,162,162
		4,148,917
Ground Transportation — 1.1%
AerCap Global Aviation Trust (Ireland) (3-MONTH CME TERM SOFR + 4.56%), 6.50%, 6/15/2045 (a) (c)	750,000	748,568
Albion Financing 1 SARL (Luxembourg) 6.13%, 10/15/2026 (a)	1,069,000	1,051,861
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	480,000	460,782
4.75%, 4/1/2028 (a)	205,000	186,356
5.38%, 3/1/2029 (a)	793,000	723,588
8.00%, 2/15/2031 (a)	472,000	465,667
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	359,000	327,992
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	10,000	9,884
GN Bondco LLC 9.50%, 10/15/2031 (a)	1,436,000	1,308,250
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	524,000	406,841
5.00%, 12/1/2029 (a)	1,308,000	863,803
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	907,000	831,579
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a)	711,000	307,508
Uber Technologies, Inc.
7.50%, 9/15/2027 (a)	997,000	1,015,444
4.50%, 8/15/2029 (a)	762,000	718,359
Watco Cos. LLC 6.50%, 6/15/2027 (a)	585,000	577,613
XPO CNW, Inc. 6.70%, 5/1/2034	425,000	449,488
XPO, Inc. 7.13%, 2/1/2032 (a)	718,000	731,145
		11,184,728
Health Care Equipment & Supplies — 1.0%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	2,007,000	1,888,617
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	1,587,000	1,614,772
Embecta Corp. 5.00%, 2/15/2030 (a)	937,000	774,899
Hologic, Inc. 3.25%, 2/15/2029 (a)	1,329,000	1,186,580
Medline Borrower LP
3.88%, 4/1/2029 (a)	3,377,000	3,073,667

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Equipment & Supplies — continued
6.25%, 4/1/2029 (a)	163,000	163,033
5.25%, 10/1/2029 (a)	968,000	912,511
Neogen Food Safety Corp. 8.63%, 7/20/2030 (a)	289,000	308,771
Teleflex, Inc.
4.63%, 11/15/2027	416,000	398,288
4.25%, 6/1/2028 (a)	583,000	544,760
		10,865,898
Health Care Providers & Services — 3.9%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	1,117,000	1,086,148
5.00%, 4/15/2029 (a)	132,000	124,435
AdaptHealth LLC 5.13%, 3/1/2030 (a)	907,000	792,227
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	615,000	567,141
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	1,483,000	1,485,647
5.63%, 3/15/2027 (a)	1,470,000	1,392,312
8.00%, 12/15/2027 (a)	284,000	284,108
6.00%, 1/15/2029 (a)	1,825,000	1,634,170
6.88%, 4/15/2029 (a)	832,000	651,063
6.13%, 4/1/2030 (a)	759,000	541,228
5.25%, 5/15/2030 (a)	729,000	605,144
4.75%, 2/15/2031 (a)	1,273,000	1,005,135
10.88%, 1/15/2032 (a)	789,000	815,230
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,035,000	1,823,121
3.75%, 2/15/2031 (a)	1,096,000	919,766
Encompass Health Corp.
4.50%, 2/1/2028	798,000	753,862
4.75%, 2/1/2030	1,461,000	1,352,223
4.63%, 4/1/2031	418,000	377,811
Global Medical Response, Inc. 10.00% (Cash), 10/31/2028 (a) (b)	1,103,029	1,072,696
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	100,000	91,604
Heartland Dental LLC 10.50%, 4/30/2028 (a)	133,000	141,519
Kedrion SpA (Italy) 6.50%, 9/1/2029 (a)	683,000	621,701
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a)	609,000	575,137
LifePoint Health, Inc. 5.38%, 1/15/2029 (a)	830,000	700,595
ModivCare Escrow Issuer, Inc. 5.00%, 10/1/2029 (a)	274,000	194,584
ModivCare, Inc. 5.88%, 11/15/2025 (a)	1,143,000	1,136,547
Molina Healthcare, Inc.
4.38%, 6/15/2028 (a)	976,000	908,103
3.88%, 11/15/2030 (a)	207,000	180,504
3.88%, 5/15/2032 (a)	1,372,000	1,160,928
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	386,000	351,425
Owens & Minor, Inc.
4.50%, 3/31/2029 (a)	148,000	130,611
6.63%, 4/1/2030 (a)	449,000	426,895
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	1,062,000	1,063,933

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
Radiology Partners, Inc.
7.78% (Blend (Cash 4.28% + PIK 3.50%)), 1/31/2029 (a) (b)	574,000	528,797
9.78% (PIK), 2/15/2030 (a) (b)	550,000	415,982
RegionalCare Hospital Partners Holdings, Inc. 9.75%, 12/1/2026 (a)	1,924,000	1,926,869
Select Medical Corp. 6.25%, 8/15/2026 (a)	1,616,000	1,616,538
Star Parent, Inc. 9.00%, 10/1/2030 (a)	757,000	789,356
Tenet Healthcare Corp.
6.25%, 2/1/2027	1,346,000	1,344,913
5.13%, 11/1/2027	1,100,000	1,071,836
4.63%, 6/15/2028	1,147,000	1,090,053
6.13%, 10/1/2028	2,387,000	2,364,559
4.25%, 6/1/2029	584,000	540,257
4.38%, 1/15/2030	802,000	737,518
6.75%, 5/15/2031 (a)	2,047,000	2,065,746
6.88%, 11/15/2031	1,363,000	1,424,704
Toledo Hospital (The) 6.02%, 11/15/2048	43,000	35,320
		40,920,001
Health Care REITs — 0.4%
Diversified Healthcare Trust
9.75%, 6/15/2025	842,000	842,537
4.75%, 2/15/2028	1,488,000	1,224,352
MPT Operating Partnership LP
5.00%, 10/15/2027	731,000	599,135
4.63%, 8/1/2029	720,000	524,164
3.50%, 3/15/2031	1,121,000	727,543
		3,917,731
Health Care Technology — 0.1%
IQVIA, Inc. 5.00%, 10/15/2026 (a)	879,000	859,392
Hotel & Resort REITs — 1.0%
Park Intermediate Holdings LLC
5.88%, 10/1/2028 (a)	1,044,000	1,023,120
4.88%, 5/15/2029 (a)	1,339,000	1,245,186
RHP Hotel Properties LP 4.75%, 10/15/2027	1,093,000	1,048,111
RLJ Lodging Trust LP
3.75%, 7/1/2026 (a)	424,000	400,525
4.00%, 9/15/2029 (a)	1,022,000	893,930
Service Properties Trust
4.50%, 3/15/2025	516,000	510,471
7.50%, 9/15/2025	1,299,000	1,320,835
5.25%, 2/15/2026	530,000	509,704
4.75%, 10/1/2026	303,000	283,303
5.50%, 12/15/2027	345,000	316,916
3.95%, 1/15/2028	54,000	44,821
4.95%, 10/1/2029	350,000	271,547
4.38%, 2/15/2030	342,000	247,986
8.63%, 11/15/2031 (a)	927,000	970,525

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotel & Resort REITs — continued
XHR LP
6.38%, 8/15/2025 (a)	274,000	273,700
4.88%, 6/1/2029 (a)	1,069,000	984,873
		10,345,553
Hotels, Restaurants & Leisure — 8.2%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	1,192,000	1,107,364
4.38%, 1/15/2028 (a)	1,429,000	1,338,522
4.00%, 10/15/2030 (a)	3,055,000	2,658,287
Acushnet Co. 7.38%, 10/15/2028 (a)	20,000	20,568
Affinity Interactive 6.88%, 12/15/2027 (a)	592,000	526,830
Bloomin' Brands, Inc. 5.13%, 4/15/2029 (a)	343,000	314,429
Boyd Gaming Corp.
4.75%, 12/1/2027	887,000	844,291
4.75%, 6/15/2031 (a)	311,000	279,038
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	716,000	661,261
Brinker International, Inc. 8.25%, 7/15/2030 (a)	704,000	734,560
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	1,239,000	1,263,150
4.63%, 10/15/2029 (a)	1,592,000	1,438,238
7.00%, 2/15/2030 (a)	2,690,000	2,719,055
6.50%, 2/15/2032 (a)	90,000	88,997
Carnival Corp.
7.63%, 3/1/2026 (a)	1,601,000	1,609,681
5.75%, 3/1/2027 (a)	2,394,000	2,349,909
4.00%, 8/1/2028 (a)	3,025,000	2,778,674
6.00%, 5/1/2029 (a)	315,000	307,865
7.00%, 8/15/2029 (a)	970,000	998,237
10.50%, 6/1/2030 (a)	1,305,000	1,418,513
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	2,050,000	2,219,410
CEC Entertainment LLC 6.75%, 5/1/2026 (a)	861,000	848,346
Cedar Fair LP
5.38%, 4/15/2027	15,000	14,729
5.25%, 7/15/2029	668,000	629,266
Churchill Downs, Inc.
5.50%, 4/1/2027 (a)	1,051,000	1,029,149
5.75%, 4/1/2030 (a)	1,631,000	1,564,411
Empire Resorts, Inc. 7.75%, 11/1/2026 (a)	470,000	439,437
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	465,000	451,436
Fertitta Entertainment LLC
4.63%, 1/15/2029 (a)	997,000	896,854
6.75%, 1/15/2030 (a)	998,000	882,124
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	623,000	588,434
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	577,000	571,719
3.75%, 5/1/2029 (a)	914,000	828,228
4.88%, 1/15/2030	1,434,000	1,355,803

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
4.00%, 5/1/2031 (a)	744,000	657,486
3.63%, 2/15/2032 (a)	2,048,000	1,736,898
Hilton Grand Vacations Borrower Escrow LLC 5.00%, 6/1/2029 (a)	653,000	603,062
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	705,000	686,476
International Game Technology plc
4.13%, 4/15/2026 (a)	1,117,000	1,082,010
6.25%, 1/15/2027 (a)	393,000	393,656
IRB Holding Corp. 7.00%, 6/15/2025 (a)	524,000	524,140
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	340,000	317,050
KFC Holding Co. 4.75%, 6/1/2027 (a)	1,020,000	989,485
Life Time, Inc.
5.75%, 1/15/2026 (a)	1,347,000	1,339,245
8.00%, 4/15/2026 (a)	344,000	346,319
Light & Wonder International, Inc.
7.00%, 5/15/2028 (a)	839,000	843,836
7.25%, 11/15/2029 (a)	630,000	639,777
Lindblad Expeditions Holdings, Inc. 9.00%, 5/15/2028 (a)	116,000	118,406
Lindblad Expeditions LLC 6.75%, 2/15/2027 (a)	857,000	848,058
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	661,000	622,267
Marriott Ownership Resorts, Inc. 4.75%, 1/15/2028	545,000	509,291
Merlin Entertainments Ltd. (United Kingdom) 5.75%, 6/15/2026 (a)	801,000	789,658
MGM Resorts International
5.75%, 6/15/2025	841,000	838,787
4.63%, 9/1/2026	1,471,000	1,426,993
5.50%, 4/15/2027	410,000	403,231
Midwest Gaming Borrower LLC 4.88%, 5/1/2029 (a)	127,000	117,422
Mohegan Tribal Gaming Authority 8.00%, 2/1/2026 (a)	1,027,000	964,949
NCL Corp. Ltd.
5.88%, 3/15/2026 (a)	1,681,000	1,652,812
5.88%, 2/15/2027 (a)	1,908,000	1,880,578
8.38%, 2/1/2028 (a)	924,000	964,392
7.75%, 2/15/2029 (a)	262,000	269,234
Ontario Gaming GTA LP (Canada) 8.00%, 8/1/2030 (a)	709,000	726,849
Penn Entertainment, Inc. 4.13%, 7/1/2029 (a)	777,000	648,445
Premier Entertainment Sub LLC
5.63%, 9/1/2029 (a)	1,228,000	891,721
5.88%, 9/1/2031 (a)	314,000	219,108
Raptor Acquisition Corp. 4.88%, 11/1/2026 (a)	91,000	87,357
Resorts World Las Vegas LLC 4.63%, 4/16/2029 (a)	1,200,000	1,070,610
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026 (a)	610,000	588,020
5.50%, 8/31/2026 (a)	1,748,000	1,722,256
5.38%, 7/15/2027 (a)	1,263,000	1,237,466
7.50%, 10/15/2027	806,000	845,509
3.70%, 3/15/2028	944,000	877,092
9.25%, 1/15/2029 (a)	267,000	284,404
7.25%, 1/15/2030 (a)	1,265,000	1,306,753
Scientific Games Holdings LP 6.63%, 3/1/2030 (a)	505,000	478,364

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a)	694,000	648,962
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	126,000	123,542
7.25%, 5/15/2031 (a)	777,000	777,499
Sizzling Platter LLC 8.50%, 11/28/2025 (a)	678,000	683,407
Speedway Motorsports LLC 4.88%, 11/1/2027 (a)	60,000	56,770
Station Casinos LLC
4.50%, 2/15/2028 (a)	1,564,000	1,456,374
4.63%, 12/1/2031 (a)	396,000	346,792
TKC Holdings, Inc.
6.88%, 5/15/2028 (a)	410,000	400,495
10.50%, 5/15/2029 (a)	894,000	880,986
Travel + Leisure Co.
6.60%, 10/1/2025 (f)	193,000	194,588
6.63%, 7/31/2026 (a)	547,000	549,236
6.00%, 4/1/2027 (f)	677,000	674,721
4.63%, 3/1/2030 (a)	939,000	852,178
Viking Cruises Ltd.
5.88%, 9/15/2027 (a)	680,000	663,946
9.13%, 7/15/2031 (a)	34,000	36,627
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/2029 (a)	822,000	788,315
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	1,531,000	1,470,564
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	612,000	567,731
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	1,244,000	1,210,848
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	875,000	822,888
7.13%, 2/15/2031 (a)	101,000	103,705
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	1,715,000	1,616,866
4.63%, 1/31/2032	1,098,000	1,000,139
5.38%, 4/1/2032	702,000	668,586
6.88%, 11/15/2037	204,000	220,165
		85,142,217
Household Durables — 1.7%
Ashton Woods USA LLC
6.63%, 1/15/2028 (a)	176,000	173,904
4.63%, 4/1/2030 (a)	473,000	420,474
Beazer Homes USA, Inc.
5.88%, 10/15/2027	591,000	579,439
7.25%, 10/15/2029	718,000	716,494
Brookfield Residential Properties, Inc. (Canada)
6.25%, 9/15/2027 (a)	976,000	952,698
5.00%, 6/15/2029 (a)	67,000	60,193
4.88%, 2/15/2030 (a)	553,000	486,835
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	915,000	907,738
Century Communities, Inc.
6.75%, 6/1/2027	437,000	438,968

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Durables — continued
3.88%, 8/15/2029 (a)	1,067,000	947,030
Dream Finders Homes, Inc. 8.25%, 8/15/2028 (a)	275,000	282,474
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	270,000	261,578
KB Home
6.88%, 6/15/2027	175,000	178,025
4.80%, 11/15/2029	502,000	469,333
7.25%, 7/15/2030	319,000	327,067
4.00%, 6/15/2031	1,007,000	889,692
LGI Homes, Inc. 8.75%, 12/15/2028 (a)	325,000	337,443
M/I Homes, Inc.
4.95%, 2/1/2028	961,000	913,766
3.95%, 2/15/2030	140,000	122,256
Mattamy Group Corp. (Canada) 5.25%, 12/15/2027 (a)	221,000	213,778
Newell Brands, Inc.
5.70%, 4/1/2026 (f)	1,637,000	1,616,405
6.38%, 9/15/2027	1,446,000	1,419,559
6.63%, 9/15/2029	293,000	286,641
6.87%, 4/1/2036 (f)	249,000	221,093
Shea Homes LP 4.75%, 2/15/2028	427,000	403,291
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a)	710,000	402,720
Taylor Morrison Communities, Inc.
5.88%, 6/15/2027 (a)	886,000	881,789
5.13%, 8/1/2030 (a)	343,000	325,428
Tempur Sealy International, Inc.
4.00%, 4/15/2029 (a)	1,037,000	929,904
3.88%, 10/15/2031 (a)	328,000	275,544
TopBuild Corp.
3.63%, 3/15/2029 (a)	179,000	161,011
4.13%, 2/15/2032 (a)	555,000	484,231
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	521,000	509,367
		17,596,168
Household Products — 0.4%
Central Garden & Pet Co.
5.13%, 2/1/2028	336,000	323,349
4.13%, 10/15/2030	715,000	633,166
4.13%, 4/30/2031 (a)	359,000	313,982
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	1,355,000	1,249,997
Kronos Acquisition Holdings, Inc. (Canada)
5.00%, 12/31/2026 (a)	791,000	766,302
7.00%, 12/31/2027 (a)	560,000	550,202
Spectrum Brands, Inc.
5.00%, 10/1/2029 (a)	495,000	494,736
3.88%, 3/15/2031 (a)	40,000	36,820
		4,368,554
Independent Power and Renewable Electricity Producers — 0.8%
Calpine Corp.
5.25%, 6/1/2026 (a)	618,000	610,484

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — continued
4.50%, 2/15/2028 (a)	2,851,000	2,680,938
5.13%, 3/15/2028 (a)	165,000	157,238
3.75%, 3/1/2031 (a)	1,790,000	1,565,453
Clearway Energy Operating LLC
4.75%, 3/15/2028 (a)	462,000	439,217
3.75%, 2/15/2031 (a)	863,000	753,070
3.75%, 1/15/2032 (a)	669,000	569,351
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	1,411,000	1,513,370
TransAlta Corp. (Canada) 6.50%, 3/15/2040	270,000	265,430
		8,554,551
Insurance — 2.3%
Acrisure LLC
8.25%, 2/1/2029 (a)	379,000	380,830
4.25%, 2/15/2029 (a)	1,252,000	1,139,325
6.00%, 8/1/2029 (a)	818,000	745,615
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027 (a)	545,000	509,648
6.75%, 10/15/2027 (a)	1,119,000	1,096,789
6.75%, 4/15/2028 (a)	1,751,000	1,754,250
5.88%, 11/1/2029 (a)	831,000	773,003
7.00%, 1/15/2031 (a)	1,001,000	1,003,617
AmWINS Group, Inc.
6.38%, 2/15/2029 (a)	474,000	472,839
4.88%, 6/30/2029 (a)	715,000	657,223
Ardonagh Finco Ltd. (United Kingdom) 7.75%, 2/15/2031 (a)	393,000	390,266
Ardonagh Group Finance Ltd. (United Kingdom) 8.88%, 2/15/2032 (a)	1,032,000	1,017,037
Assurant, Inc. (3-MONTH SOFR + 4.14%), 7.00%, 3/27/2048 (c)	1,337,000	1,352,177
AssuredPartners, Inc.
5.63%, 1/15/2029 (a)	1,240,000	1,153,923
7.50%, 2/15/2032 (a)	536,000	532,828
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	781,000	715,125
Genworth Holdings, Inc. 6.50%, 6/15/2034	743,000	702,269
Global Atlantic Fin Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.80%), 4.70%, 10/15/2051 (a) (c)	399,000	360,944
Howden UK Refinance plc (United Kingdom) 7.25%, 2/15/2031 (a)	1,046,000	1,038,156
HUB International Ltd.
5.63%, 12/1/2029 (a)	1,307,000	1,212,626
7.25%, 6/15/2030 (a)	3,366,000	3,419,953
7.38%, 1/31/2032 (a)	893,000	896,170
Jones Deslauriers Insurance Management, Inc. (Canada) 10.50%, 12/15/2030 (a)	159,000	171,117
Liberty Mutual Group, Inc.
7.80%, 3/15/2037 (a)	292,000	307,062
4.30%, 2/1/2061 (a)	350,000	210,339
Ryan Specialty LLC 4.38%, 2/1/2030 (a)	1,556,000	1,435,550
		23,448,681
Interactive Media & Services — 0.1%
Cars.com, Inc. 6.38%, 11/1/2028 (a)	236,000	231,821

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Interactive Media & Services — continued
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	847,000	755,826
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	123,000	106,661
		1,094,308
IT Services — 0.8%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	1,080,000	1,001,700
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	38,000	33,166
6.13%, 12/1/2028 (a)	1,347,000	1,085,085
Cablevision Lightpath LLC
3.88%, 9/15/2027 (a)	469,000	409,018
5.63%, 9/15/2028 (a)	226,000	177,962
Cogent Communications Group, Inc. 7.00%, 6/15/2027 (a)	598,000	595,198
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	926,000	860,814
ION Trading Technologies SARL (Luxembourg) 5.75%, 5/15/2028 (a)	632,000	574,204
Newfold Digital Holdings Group, Inc.
11.75%, 10/15/2028 (a)	224,000	228,399
6.00%, 2/15/2029 (a)	690,000	496,557
Northwest Fiber LLC 10.75%, 6/1/2028 (a)	136,000	139,656
Presidio Holdings, Inc.
4.88%, 2/1/2027 (a)	783,000	782,267
8.25%, 2/1/2028 (a)	219,000	223,129
Twilio, Inc. 3.88%, 3/15/2031	1,211,000	1,056,677
Unisys Corp. 6.88%, 11/1/2027 (a)	982,000	854,340
		8,518,172
Leisure Products — 0.1%
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	652,000	649,653
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	110,000	108,080
		757,733
Life Sciences Tools & Services — 0.3%
Charles River Laboratories International, Inc.
4.25%, 5/1/2028 (a)	733,000	687,579
3.75%, 3/15/2029 (a)	578,000	522,831
4.00%, 3/15/2031 (a)	544,000	478,175
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a)	970,000	969,512
		2,658,097
Machinery — 1.3%
Amsted Industries, Inc. 4.63%, 5/15/2030 (a)	635,000	576,817
Calderys Financing LLC (France) 11.25%, 6/1/2028 (a)	515,000	549,128
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	1,812,000	1,866,195
Enpro, Inc. 5.75%, 10/15/2026	891,000	878,119
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	742,000	480,500
GrafTech Global Enterprises, Inc. 9.88%, 12/15/2028 (a)	405,000	305,696
Hillenbrand, Inc.
5.75%, 6/15/2025	871,000	867,119
5.00%, 9/15/2026 (f)	594,000	579,429
Manitowoc Co., Inc. (The) 9.00%, 4/1/2026 (a)	7,000	6,999

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Machinery — continued
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	287,000	261,833
OT Merger Corp. 7.88%, 10/15/2029 (a)	580,000	302,603
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	373,000	356,708
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	926,000	845,832
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	547,000	562,701
Terex Corp. 5.00%, 5/15/2029 (a)	1,037,000	975,300
Titan International, Inc. 7.00%, 4/30/2028	268,000	259,428
TK Elevator Holdco GmbH (Germany) 7.63%, 7/15/2028 (a)	635,000	627,906
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	2,141,000	2,065,498
Wabash National Corp. 4.50%, 10/15/2028 (a)	885,000	798,709
Werner FinCo. LP 14.50% (Blend (Cash 8.75% + PIK 5.75%)), 10/15/2028 (a) (b)	7,324	7,230
		13,173,750
Marine Transportation — 0.0% ^
Danaos Corp. (Greece) 8.50%, 3/1/2028 (a)	188,000	192,184
Media — 6.2%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	782,000	703,735
Altice Financing SA (Luxembourg)
5.00%, 1/15/2028 (a)	1,020,000	805,753
5.75%, 8/15/2029 (a)	2,423,000	1,798,629
AMC Networks, Inc. 4.25%, 2/15/2029	1,002,000	706,879
Cable One, Inc. 4.00%, 11/15/2030 (a)	402,000	299,952
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	1,892,000	1,787,372
7.50%, 6/1/2029 (a)	919,000	754,504
CMG Media Corp. 8.88%, 12/15/2027 (a)	242,000	121,103
CSC Holdings LLC
5.38%, 2/1/2028 (a)	2,294,000	1,611,071
7.50%, 4/1/2028 (a)	931,000	519,740
11.25%, 5/15/2028 (a)	922,000	743,943
6.50%, 2/1/2029 (a)	1,367,000	924,943
5.75%, 1/15/2030 (a)	1,098,000	474,453
4.13%, 12/1/2030 (a)	2,644,000	1,630,445
4.63%, 12/1/2030 (a)	1,826,000	767,749
3.38%, 2/15/2031 (a)	1,284,000	751,929
4.50%, 11/15/2031 (a)	1,255,000	767,659
Cumulus Media New Holdings, Inc. 8.00%, 7/1/2029 (a)	496,000	245,520
Directv Financing LLC 5.88%, 8/15/2027 (a)	2,347,000	2,203,862
DISH DBS Corp.
7.75%, 7/1/2026	1,903,000	1,210,146
5.25%, 12/1/2026 (a)	1,493,000	1,188,916
7.38%, 7/1/2028	1,801,000	799,416
5.75%, 12/1/2028 (a)	1,252,000	872,265
5.13%, 6/1/2029	991,000	394,627
DISH Network Corp. 11.75%, 11/15/2027 (a)	2,794,000	2,803,254
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	67,000	63,230
GCI LLC 4.75%, 10/15/2028 (a)	387,000	351,350

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Gray Television, Inc.
7.00%, 5/15/2027 (a)	771,000	680,426
4.75%, 10/15/2030 (a)	1,785,000	1,015,463
5.38%, 11/15/2031 (a)	103,000	57,201
iHeartCommunications, Inc.
6.38%, 5/1/2026	820,417	627,850
8.38%, 5/1/2027	1,482,864	535,712
5.25%, 8/15/2027 (a)	203,000	112,139
4.75%, 1/15/2028 (a)	112,000	59,203
Lamar Media Corp.
4.88%, 1/15/2029	342,000	325,760
4.00%, 2/15/2030	587,000	527,951
3.63%, 1/15/2031	416,000	359,952
LCPR Senior Secured Financing DAC (Puerto Rico) 6.75%, 10/15/2027 (a)	1,500,000	1,420,808
McGraw-Hill Education, Inc.
5.75%, 8/1/2028 (a)	1,038,000	968,488
8.00%, 8/1/2029 (a)	603,000	562,165
News Corp.
3.88%, 5/15/2029 (a)	976,000	885,625
5.13%, 2/15/2032 (a)	643,000	598,359
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	1,319,000	1,244,981
4.75%, 11/1/2028 (a)	621,000	547,729
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	429,000	411,974
4.25%, 1/15/2029 (a)	960,000	866,731
4.63%, 3/15/2030 (a)	561,000	498,706
7.38%, 2/15/2031 (a)	765,000	790,592
Paramount Global (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.38%, 3/30/2062 (c)	1,234,000	1,124,678
Radiate Holdco LLC
4.50%, 9/15/2026 (a)	598,000	444,033
6.50%, 9/15/2028 (a)	1,261,000	579,477
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	508,000	329,883
Sinclair Television Group, Inc.
5.50%, 3/1/2030 (a)	737,000	486,870
4.13%, 12/1/2030 (a)	561,000	380,453
Sirius XM Radio, Inc.
3.13%, 9/1/2026 (a)	1,096,000	1,025,554
5.00%, 8/1/2027 (a)	1,400,000	1,329,548
4.00%, 7/15/2028 (a)	1,249,000	1,118,058
5.50%, 7/1/2029 (a)	1,086,000	1,008,639
4.13%, 7/1/2030 (a)	1,377,000	1,154,132
3.88%, 9/1/2031 (a)	946,000	755,418
Stagwell Global LLC 5.63%, 8/15/2029 (a)	1,083,000	991,322
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	603,000	587,684
Sunrise FinCo. I BV (Netherlands) 4.88%, 7/15/2031 (a)	711,000	634,639
Sunrise HoldCo IV BV (Netherlands) 5.50%, 1/15/2028 (a)	593,000	570,026

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
TEGNA, Inc.
4.75%, 3/15/2026 (a)	656,000	634,858
5.00%, 9/15/2029	2,003,000	1,760,213
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	727,000	710,566
Univision Communications, Inc.
6.63%, 6/1/2027 (a)	627,000	605,745
8.00%, 8/15/2028 (a)	661,000	651,029
4.50%, 5/1/2029 (a)	1,861,000	1,589,580
7.38%, 6/30/2030 (a)	1,243,000	1,177,906
Urban One, Inc. 7.38%, 2/1/2028 (a)	915,000	729,329
Videotron Ltd. (Canada)
5.13%, 4/15/2027 (a)	1,181,000	1,154,643
3.63%, 6/15/2029 (a)	358,000	323,443
Virgin Media Vendor Financing Notes IV DAC (United Kingdom) 5.00%, 7/15/2028 (a)	1,313,000	1,184,084
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	1,656,000	1,405,412
Ziggo Bond Co. BV (Netherlands) 5.13%, 2/28/2030 (a)	1,553,000	1,326,413
Ziggo BV (Netherlands) 4.88%, 1/15/2030 (a)	423,000	377,014
		64,550,909
Metals & Mining — 2.3%
Alcoa Nederland Holding BV 6.13%, 5/15/2028 (a)	900,000	898,173
Arsenal AIC Parent LLC
8.00%, 10/1/2030 (a)	426,000	443,099
11.50%, 10/1/2031 (a)	82,000	91,416
ATI, Inc.
5.88%, 12/1/2027	20,000	19,639
5.13%, 10/1/2031	559,000	509,926
Baffinland Iron Mines Corp. (Canada) 8.75%, 7/15/2026 (a)	622,000	565,573
Big River Steel LLC 6.63%, 1/31/2029 (a)	619,000	616,630
Carpenter Technology Corp. 6.38%, 7/15/2028	454,000	453,272
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	295,000	292,256
4.63%, 3/1/2029 (a)	25,000	23,400
6.75%, 4/15/2030 (a)	1,153,000	1,139,848
4.88%, 3/1/2031 (a)	605,000	528,943
Coeur Mining, Inc. 5.13%, 2/15/2029 (a)	253,000	235,883
Commercial Metals Co.
4.13%, 1/15/2030	235,000	213,193
4.38%, 3/15/2032	109,000	97,530
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	701,000	669,950
Constellium SE 5.63%, 6/15/2028 (a)	350,000	339,915
Eldorado Gold Corp. (Turkey) 6.25%, 9/1/2029 (a)	924,000	876,645
FMG Resources August 2006 Pty. Ltd. (Australia)
4.50%, 9/15/2027 (a)	1,573,000	1,494,203
5.88%, 4/15/2030 (a)	312,000	302,631
4.38%, 4/1/2031 (a)	1,775,000	1,575,828
6.13%, 4/15/2032 (a)	734,000	717,612
Hecla Mining Co. 7.25%, 2/15/2028	826,000	831,822

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
Hudbay Minerals, Inc. (Canada)
4.50%, 4/1/2026 (a)	323,000	314,828
6.13%, 4/1/2029 (a)	554,000	546,387
IAMGOLD Corp. (Burkina Faso) 5.75%, 10/15/2028 (a)	743,000	696,748
Infrabuild Australia Pty. Ltd. (Australia) 14.50%, 11/15/2028 (a)	462,000	479,861
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	1,345,000	1,251,256
Mineral Resources Ltd. (Australia)
8.13%, 5/1/2027 (a)	1,128,000	1,139,624
8.00%, 11/1/2027 (a)	1,386,000	1,409,950
8.50%, 5/1/2030 (a)	447,000	462,817
New Gold, Inc. (Canada) 7.50%, 7/15/2027 (a)	339,000	339,938
Novelis Corp.
4.75%, 1/30/2030 (a)	1,256,000	1,160,437
3.88%, 8/15/2031 (a)	1,115,000	954,629
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	620,000	557,146
United States Steel Corp.
6.88%, 3/1/2029	1,512,000	1,512,008
6.65%, 6/1/2037	615,000	609,695
		24,372,711
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	719,000	600,793
Ladder Capital Finance Holdings LLLP
4.25%, 2/1/2027 (a)	1,416,000	1,327,783
4.75%, 6/15/2029 (a)	453,000	409,392
Rithm Capital Corp. 6.25%, 10/15/2025 (a)	414,000	410,261
Starwood Property Trust, Inc.
3.63%, 7/15/2026 (a)	1,076,000	998,672
4.38%, 1/15/2027 (a)	367,000	343,892
		4,090,793
Multi-Utilities — 0.1%
Algonquin Power & Utilities Corp. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.25%), 4.75%, 1/18/2082 (c)	1,361,000	1,225,460
Office REITs — 0.2%
Brandywine Operating Partnership LP 3.95%, 11/15/2027	973,000	875,466
Hudson Pacific Properties LP 3.25%, 1/15/2030	807,000	563,862
Office Properties Income Trust
2.65%, 6/15/2026	638,000	355,971
2.40%, 2/1/2027	399,000	178,600
9.00%, 3/31/2029 (a)	21,000	19,281
3.45%, 10/15/2031	110,000	44,179
		2,037,359
Oil, Gas & Consumable Fuels — 10.0%
Aethon United BR LP 8.25%, 2/15/2026 (a)	201,000	202,890
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	693,000	685,112
5.75%, 1/15/2028 (a)	679,000	664,235

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Ascent Resources Utica Holdings LLC
7.00%, 11/1/2026 (a)	1,202,000	1,201,734
5.88%, 6/30/2029 (a)	412,000	395,919
Baytex Energy Corp. (Canada) 8.50%, 4/30/2030 (a)	696,000	725,804
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	428,000	421,484
Blue Racer Midstream LLC 6.63%, 7/15/2026 (a)	578,000	577,371
Buckeye Partners LP
4.13%, 12/1/2027	754,000	699,248
4.50%, 3/1/2028 (a)	739,000	690,645
5.85%, 11/15/2043	350,000	298,722
5.60%, 10/15/2044	243,000	189,084
California Resources Corp. 7.13%, 2/1/2026 (a)	833,000	837,205
Calumet Specialty Products Partners LP
11.00%, 4/15/2025 (a)	9,000	9,003
8.13%, 1/15/2027 (a)	487,000	459,691
9.75%, 7/15/2028 (a)	663,000	629,609
Chesapeake Energy Corp.
5.50%, 2/1/2026 (a)	1,358,000	1,342,978
5.88%, 2/1/2029 (a)	18,000	17,700
6.75%, 4/15/2029 (a)	741,000	742,944
Chord Energy Corp. 6.38%, 6/1/2026 (a)	293,000	292,530
Civitas Resources, Inc.
5.00%, 10/15/2026 (a)	544,000	529,619
8.38%, 7/1/2028 (a)	338,000	354,727
8.63%, 11/1/2030 (a)	1,469,000	1,571,363
8.75%, 7/1/2031 (a)	1,551,000	1,655,869
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	776,000	697,925
CNX Resources Corp.
6.00%, 1/15/2029 (a)	454,000	443,002
7.38%, 1/15/2031 (a)	1,026,000	1,044,154
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	1,197,000	1,157,841
5.88%, 1/15/2030 (a)	2,049,000	1,888,750
CQP Holdco LP 5.50%, 6/15/2031 (a)	2,197,000	2,058,856
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	972,000	1,029,082
CrownRock LP
5.63%, 10/15/2025 (a)	260,000	259,345
5.00%, 5/1/2029 (a)	289,000	285,026
CVR Energy, Inc.
5.75%, 2/15/2028 (a)	625,000	576,831
8.50%, 1/15/2029 (a)	211,000	211,902
Delek Logistics Partners LP
7.13%, 6/1/2028 (a)	589,000	581,475
8.63%, 3/15/2029 (a)	10,000	10,225
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	843,000	770,883
4.38%, 6/15/2031 (a)	2,106,000	1,891,689
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	193,000	196,764

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Endeavor Energy Resources LP 5.75%, 1/30/2028 (a)	327,000	330,159
Energean plc (Israel) 6.50%, 4/30/2027 (a)	596,000	559,435
Energy Transfer LP 5.63%, 5/1/2027 (a)	30,000	29,907
EQM Midstream Partners LP
6.00%, 7/1/2025 (a)	259,000	258,834
6.50%, 7/1/2027 (a)	754,000	760,324
5.50%, 7/15/2028	892,000	874,659
4.50%, 1/15/2029 (a)	1,870,000	1,742,778
4.75%, 1/15/2031 (a)	1,015,000	932,064
6.50%, 7/15/2048	1,303,000	1,303,710
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (a)	433,000	460,274
Genesis Energy LP
8.00%, 1/15/2027	1,409,000	1,435,940
8.25%, 1/15/2029	304,000	311,437
8.88%, 4/15/2030	623,000	651,011
Global Partners LP
6.88%, 1/15/2029	761,000	749,281
8.25%, 1/15/2032 (a)	849,000	873,478
Gulfport Energy Corp. 8.00%, 5/17/2026	331,999	336,550
Harbour Energy plc (United Kingdom) 5.50%, 10/15/2026 (a)	230,000	225,116
Harvest Midstream I LP 7.50%, 9/1/2028 (a)	395,000	400,829
Hess Infrastructure Partners LP 5.63%, 2/15/2026 (a)	25,000	24,842
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	1,376,000	1,367,319
5.13%, 6/15/2028 (a)	868,000	836,181
4.25%, 2/15/2030 (a)	806,000	732,600
5.50%, 10/15/2030 (a)	96,000	92,139
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	888,000	876,672
5.75%, 2/1/2029 (a)	373,000	360,317
6.00%, 4/15/2030 (a)	285,000	275,024
6.00%, 2/1/2031 (a)	308,000	293,446
6.25%, 4/15/2032 (a)	649,000	622,126
8.38%, 11/1/2033 (a)	532,000	569,088
Howard Midstream Energy Partners LLC 6.75%, 1/15/2027 (a)	234,000	234,197
Ithaca Energy North Sea plc (United Kingdom) 9.00%, 7/15/2026 (a)	874,000	886,729
ITT Holdings LLC 6.50%, 8/1/2029 (a)	645,000	590,373
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	350,000	353,692
5.88%, 6/15/2030 (a)	712,000	693,836
Martin Midstream Partners LP 11.50%, 2/15/2028 (a)	674,000	723,106
Matador Resources Co. 6.88%, 4/15/2028 (a)	1,434,000	1,447,074
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	992,000	962,770
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/2026 (a)	309,000	308,104
10.50%, 5/15/2027 (a)	668,000	682,989
Murphy Oil Corp. 5.87%, 12/1/2042 (f)	778,000	684,593

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
New Fortress Energy, Inc.
6.75%, 9/15/2025 (a)	1,093,000	1,080,070
6.50%, 9/30/2026 (a)	1,282,000	1,206,677
8.75%, 3/15/2029 (a)	147,000	141,099
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	250,000	254,487
8.38%, 2/15/2032 (a)	1,123,000	1,143,718
Northern Oil & Gas, Inc.
8.13%, 3/1/2028 (a)	637,000	647,641
8.75%, 6/15/2031 (a)	420,000	440,051
Northriver Midstream Finance LP (Canada) 5.63%, 2/15/2026 (a)	429,000	423,196
NuStar Logistics LP
5.75%, 10/1/2025	825,000	820,006
6.00%, 6/1/2026	428,000	423,907
Parkland Corp. (Canada)
5.88%, 7/15/2027 (a)	460,000	452,407
4.50%, 10/1/2029 (a)	542,000	493,016
4.63%, 5/1/2030 (a)	1,289,000	1,171,593
PBF Holding Co. LLC
6.00%, 2/15/2028	1,333,000	1,302,534
7.88%, 9/15/2030 (a)	323,000	331,795
Permian Resources Operating LLC
8.00%, 4/15/2027 (a)	597,000	612,649
5.88%, 7/1/2029 (a)	1,010,000	989,779
7.00%, 1/15/2032 (a)	1,404,000	1,434,340
Range Resources Corp.
8.25%, 1/15/2029	941,000	977,688
4.75%, 2/15/2030 (a)	407,000	377,494
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	1,115,000	1,035,656
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	1,518,000	1,406,037
4.80%, 5/15/2030 (a)	788,000	719,798
6.88%, 4/15/2040 (a)	741,000	704,184
Sitio Royalties Operating Partnership LP 7.88%, 11/1/2028 (a)	83,000	86,114
SM Energy Co.
5.63%, 6/1/2025	444,000	442,286
6.75%, 9/15/2026	873,000	871,657
6.50%, 7/15/2028	77,000	76,744
Southwestern Energy Co.
5.70%, 1/23/2025 (f)	457,000	454,964
8.38%, 9/15/2028	722,000	745,469
5.38%, 3/15/2030	881,000	847,439
4.75%, 2/1/2032	1,919,000	1,739,384
Summit Midstream Holdings LLC 9.50%, 10/15/2026 (a) (f)	1,038,000	1,064,986
Sunnova Energy Corp. 5.88%, 9/1/2026 (a)	746,000	529,436
Sunoco LP
6.00%, 4/15/2027	707,000	700,802
5.88%, 3/15/2028	551,000	542,038

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
4.50%, 5/15/2029	1,258,000	1,154,396
4.50%, 4/30/2030	1,939,000	1,750,149
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	1,488,000	1,456,966
5.50%, 1/15/2028 (a)	964,000	919,478
6.00%, 12/31/2030 (a)	191,000	180,006
6.00%, 9/1/2031 (a)	611,000	572,273
Talos Production, Inc.
9.00%, 2/1/2029 (a)	902,000	946,268
9.38%, 2/1/2031 (a)	130,000	137,585
Teine Energy Ltd. (Canada) 6.88%, 4/15/2029 (a)	404,000	394,981
TerraForm Power Operating LLC
5.00%, 1/31/2028 (a)	593,000	565,973
4.75%, 1/15/2030 (a)	548,000	497,826
Topaz Solar Farms LLC 5.75%, 9/30/2039 (a)	143,677	141,023
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029 (a)	1,846,000	1,662,518
6.25%, 1/15/2030 (a)	1,360,000	1,363,271
4.13%, 8/15/2031 (a)	677,000	597,906
3.88%, 11/1/2033 (a)	1,504,000	1,261,595
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	2,115,000	2,161,519
9.50%, 2/1/2029 (a)	1,990,000	2,158,197
8.38%, 6/1/2031 (a)	1,978,000	2,039,712
9.88%, 2/1/2032 (a)	965,000	1,034,765
Vermilion Energy, Inc. (Canada) 6.88%, 5/1/2030 (a)	784,000	768,401
Viper Energy, Inc. 5.38%, 11/1/2027 (a)	125,000	121,911
Vital Energy, Inc.
7.75%, 7/31/2029 (a)	705,000	714,788
7.88%, 4/15/2032 (a)	115,000	116,766
W&T Offshore, Inc. 11.75%, 2/1/2026 (a)	674,000	690,430
		104,252,083
Paper & Forest Products — 0.2%
Domtar Corp. 6.75%, 10/1/2028 (a)	984,000	888,160
Glatfelter Corp. 4.75%, 11/15/2029 (a)	194,000	157,563
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	250,000	224,977
Mercer International, Inc. (Germany)
5.50%, 1/15/2026	226,000	219,324
5.13%, 2/1/2029	1,154,000	1,010,475
		2,500,499
Passenger Airlines — 1.5%
Air Canada (Canada) 3.88%, 8/15/2026 (a)	1,239,000	1,176,186
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	445,000	421,013
American Airlines Group, Inc. 3.75%, 3/1/2025 (a)	1,158,000	1,132,029
American Airlines, Inc.
5.50%, 4/20/2026 (a)	1,178,683	1,167,545
7.25%, 2/15/2028 (a)	164,000	163,763

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Passenger Airlines — continued
5.75%, 4/20/2029 (a)	2,014,009	1,947,677
8.50%, 5/15/2029 (a)	316,000	325,931
Delta Air Lines, Inc.
7.38%, 1/15/2026	725,000	741,484
4.38%, 4/19/2028	1,251,000	1,203,159
3.75%, 10/28/2029	79,000	72,664
Hawaiian Brand Intellectual Property Ltd. 5.75%, 1/20/2026 (a)	1,158,111	1,067,899
Spirit Loyalty Cayman Ltd. 8.00%, 9/20/2025 (a)	1,508,000	1,132,365
United Airlines Holdings, Inc. 4.88%, 1/15/2025	509,000	505,297
United Airlines, Inc.
4.38%, 4/15/2026 (a)	1,639,000	1,579,276
4.63%, 4/15/2029 (a)	2,211,000	2,043,630
VistaJet Malta Finance plc (Switzerland)
7.88%, 5/1/2027 (a)	477,000	431,851
9.50%, 6/1/2028 (a)	635,000	577,526
6.38%, 2/1/2030 (a)	201,000	161,398
		15,850,693
Personal Care Products — 0.4%
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	685,000	699,862
Coty, Inc.
4.75%, 1/15/2029 (a)	1,382,000	1,300,878
6.63%, 7/15/2030 (a)	478,000	481,396
Herbalife Nutrition Ltd. 7.88%, 9/1/2025 (a)	136,000	132,381
Prestige Brands, Inc.
5.13%, 1/15/2028 (a)	771,000	742,840
3.75%, 4/1/2031 (a)	516,000	442,445
		3,799,802
Pharmaceuticals — 1.5%
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	195,000	181,683
8.50%, 1/31/2027 (a)	1,971,000	1,427,812
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	1,822,000	1,718,310
6.13%, 2/1/2027 (a)	430,000	357,059
5.75%, 8/15/2027 (a)	693,000	547,470
5.00%, 1/30/2028 (a)	469,000	265,815
4.88%, 6/1/2028 (a)	954,000	698,805
11.00%, 9/30/2028 (a)	498,000	434,505
5.00%, 2/15/2029 (a)	281,000	144,715
6.25%, 2/15/2029 (a)	99,000	52,965
5.25%, 1/30/2030 (a)	646,000	327,845
14.00%, 10/15/2030 (a)	425,000	323,000
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	611,000	598,057
3.13%, 2/15/2029 (a)	275,000	262,334
Cheplapharm Arzneimittel GmbH (Germany) 5.50%, 1/15/2028 (a)	802,000	747,865
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (f)	984,000	992,088

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	965,000	989,143
HLF Financing Sarl LLC 12.25%, 4/15/2029 (a)	234,000	230,189
HLF Financing SARL LLC 4.88%, 6/1/2029 (a)	1,255,000	816,094
Jazz Securities DAC 4.38%, 1/15/2029 (a)	650,000	597,875
Organon & Co.
4.13%, 4/30/2028 (a)	1,195,000	1,103,801
5.13%, 4/30/2031 (a)	1,578,000	1,394,490
P&L Development LLC 7.75%, 11/15/2025 (a)	202,000	171,267
Perrigo Finance Unlimited Co.
4.38%, 3/15/2026	1,003,000	968,235
4.65%, 6/15/2030 (f)	550,000	505,515
4.90%, 12/15/2044	266,000	210,737
		16,067,674
Professional Services — 0.3%
AMN Healthcare, Inc.
4.63%, 10/1/2027 (a)	581,000	549,743
4.00%, 4/15/2029 (a)	300,000	265,817
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	1,219,000	1,101,273
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (a)	822,000	764,432
Science Applications International Corp. 4.88%, 4/1/2028 (a)	722,000	685,379
TriNet Group, Inc. 3.50%, 3/1/2029 (a)	208,000	183,599
VT Topco, Inc. 8.50%, 8/15/2030 (a)	25,000	26,133
		3,576,376
Real Estate Management & Development — 0.6%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (a)	1,106,000	758,913
7.00%, 4/15/2030 (a)	505,000	438,417
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/2028 (a)	708,000	704,023
8.88%, 9/1/2031 (a)	181,000	190,283
Five Point Operating Co. LP 10.50%, 1/15/2028 (a) (f)	401,132	412,763
Greystar Real Estate Partners LLC 7.75%, 9/1/2030 (a)	677,000	712,608
Howard Hughes Corp. (The)
5.38%, 8/1/2028 (a)	1,297,000	1,228,094
4.13%, 2/1/2029 (a)	452,000	401,584
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	698,000	620,143
Kennedy-Wilson, Inc.
4.75%, 3/1/2029	546,000	464,307
5.00%, 3/1/2031	1,002,000	797,143
		6,728,278
Retail REITs — 0.2%
Brookfield Property REIT, Inc.
5.75%, 5/15/2026 (a)	1,251,000	1,227,974
4.50%, 4/1/2027 (a)	703,000	651,870
		1,879,844

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — 0.5%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	779,000	778,911
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	445,000	459,699
Entegris, Inc.
4.75%, 4/15/2029 (a)	2,005,000	1,902,351
5.95%, 6/15/2030 (a)	682,000	671,322
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	780,000	712,258
Synaptics, Inc. 4.00%, 6/15/2029 (a)	773,000	692,274
		5,216,815
Software — 3.1%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	1,730,000	1,569,695
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a)	359,000	359,929
Camelot Finance SA 4.50%, 11/1/2026 (a)	39,000	37,627
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	547,000	555,643
Central Parent LLC 8.00%, 6/15/2029 (a)	1,223,000	1,255,592
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	1,838,000	1,683,217
4.88%, 7/1/2029 (a)	365,000	332,851
Cloud Software Group, Inc.
6.50%, 3/31/2029 (a)	4,321,000	4,098,074
9.00%, 9/30/2029 (a)	3,609,000	3,492,237
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026 (a)	228,000	221,175
6.50%, 10/15/2028 (a)	924,000	850,509
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	652,000	578,942
Dye & Durham Ltd. (Canada) 8.63%, 4/15/2029 (a)	452,000	457,644
Elastic NV 4.13%, 7/15/2029 (a)	909,000	812,741
Fair Isaac Corp.
5.25%, 5/15/2026 (a)	317,000	313,260
4.00%, 6/15/2028 (a)	1,334,000	1,234,902
Gen Digital, Inc.
6.75%, 9/30/2027 (a)	947,000	954,559
7.13%, 9/30/2030 (a)	1,229,000	1,247,850
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	650,579	433,082
McAfee Corp. 7.38%, 2/15/2030 (a)	972,000	899,749
MicroStrategy, Inc. 6.13%, 6/15/2028 (a)	968,000	925,425
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	674,000	630,699
5.25%, 10/1/2030 (a)	981,000	889,911
Open Text Corp. (Canada)
3.88%, 2/15/2028 (a)	552,000	507,352
3.88%, 12/1/2029 (a)	980,000	862,908
Open Text Holdings, Inc. (Canada)
4.13%, 2/15/2030 (a)	757,000	673,002
4.13%, 12/1/2031 (a)	1,244,000	1,070,421
PTC, Inc. 4.00%, 2/15/2028 (a)	840,000	783,024
RingCentral, Inc. 8.50%, 8/15/2030 (a)	335,000	350,558
Rocket Software, Inc. 6.50%, 2/15/2029 (a)	1,608,000	1,354,956

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	1,117,000	1,093,944
Veritas US, Inc. 7.50%, 9/1/2025 (a)	2,001,000	1,827,889
		32,359,367
Specialized REITs — 0.8%
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	1,349,000	1,301,193
5.00%, 7/15/2028 (a)	1,479,000	1,403,428
4.88%, 9/15/2029 (a)	1,373,000	1,272,217
5.25%, 7/15/2030 (a)	668,000	624,579
4.50%, 2/15/2031 (a)	496,000	441,431
5.63%, 7/15/2032 (a)	669,000	624,300
SBA Communications Corp.
3.88%, 2/15/2027	1,527,000	1,445,325
3.13%, 2/1/2029	1,408,000	1,238,779
		8,351,252
Specialty Retail — 3.3%
Advance Auto Parts, Inc. 3.50%, 3/15/2032	1,108,000	934,121
Arko Corp. 5.13%, 11/15/2029 (a)	335,000	284,244
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	526,000	496,827
4.63%, 11/15/2029 (a)	1,328,000	1,221,783
5.00%, 2/15/2032 (a)	302,000	270,339
At Home Group, Inc. 4.88%, 7/15/2028 (a)	373,000	158,525
Bath & Body Works, Inc.
9.38%, 7/1/2025 (a)	720,000	745,466
6.69%, 1/15/2027	453,000	457,136
5.25%, 2/1/2028	1,438,000	1,397,297
7.50%, 6/15/2029	395,000	405,546
6.88%, 11/1/2035	537,000	541,593
BCPE Ulysses Intermediate, Inc. 7.75% (Cash), 4/1/2027 (a) (b)	95,000	91,237
Carvana Co.
13.00% (PIK), 6/1/2030 (a) (b)	602,000	579,793
14.00% (PIK), 6/1/2031 (a) (b)	2,227,350	2,188,481
eG Global Finance plc (United Kingdom) 12.00%, 11/30/2028 (a)	1,286,000	1,331,948
Evergreen Acqco 1 LP 9.75%, 4/26/2028 (a)	837,000	887,552
Foot Locker, Inc. 4.00%, 10/1/2029 (a)	866,000	717,322
Gap, Inc. (The)
3.63%, 10/1/2029 (a)	1,303,000	1,127,609
3.88%, 10/1/2031 (a)	656,000	544,554
Global Auto Holdings Ltd. (United Kingdom) 8.75%, 1/15/2032 (a)	862,000	829,145
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	1,255,000	1,145,714
Guitar Center, Inc. 8.50%, 1/15/2026 (a)	391,000	352,305
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	1,020,000	921,042
LCM Investments Holdings II LLC
4.88%, 5/1/2029 (a)	467,000	433,924
8.25%, 8/1/2031 (a)	161,000	167,045

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	206,000	195,864
3.88%, 6/1/2029 (a)	1,670,000	1,487,415
4.38%, 1/15/2031 (a)	277,000	244,053
Michaels Cos., Inc. (The)
5.25%, 5/1/2028 (a)	1,242,000	1,007,410
7.88%, 5/1/2029 (a)	275,000	187,026
Murphy Oil USA, Inc.
5.63%, 5/1/2027	488,000	481,745
4.75%, 9/15/2029	37,000	34,857
3.75%, 2/15/2031 (a)	645,000	559,686
Park River Holdings, Inc.
5.63%, 2/1/2029 (a)	923,000	751,043
6.75%, 8/1/2029 (a)	106,000	89,870
Penske Automotive Group, Inc. 3.75%, 6/15/2029	1,124,000	999,574
PetSmart, Inc.
4.75%, 2/15/2028 (a)	1,548,000	1,437,634
7.75%, 2/15/2029 (a)	1,098,000	1,051,191
Sonic Automotive, Inc.
4.63%, 11/15/2029 (a)	1,156,000	1,038,628
4.88%, 11/15/2031 (a)	476,000	417,736
Specialty Building Products Holdings LLC 6.38%, 9/30/2026 (a)	908,000	888,238
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	172,000	171,010
6.13%, 7/1/2029 (a)	200,000	203,077
Staples, Inc.
7.50%, 4/15/2026 (a)	1,718,000	1,717,694
10.75%, 4/15/2027 (a)	968,000	861,827
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	350,000	337,495
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	849,000	692,353
Victra Holdings LLC 7.75%, 2/15/2026 (a)	53,000	52,506
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	441,000	420,717
White Cap Parent LLC 8.25% (Cash), 3/15/2026 (a) (b)	703,000	694,288
		34,253,485
Technology Hardware, Storage & Peripherals — 0.7%
Seagate HDD Cayman
4.88%, 6/1/2027	1,453,000	1,410,852
4.09%, 6/1/2029	1,234,000	1,129,539
8.25%, 12/15/2029 (a)	106,000	113,389
4.13%, 1/15/2031	1,241,000	1,089,225
9.63%, 12/1/2032	177,000	200,496
Western Digital Corp. 4.75%, 2/15/2026	804,000	786,633
Xerox Corp. 6.75%, 12/15/2039	456,000	374,373
Xerox Holdings Corp.
5.00%, 8/15/2025 (a)	1,290,000	1,263,203
5.50%, 8/15/2028 (a)	525,000	461,361
		6,829,071

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Textiles, Apparel & Luxury Goods — 0.5%
Crocs, Inc.
4.25%, 3/15/2029 (a)	443,000	404,365
4.13%, 8/15/2031 (a)	495,000	430,496
G-III Apparel Group Ltd. 7.88%, 8/15/2025 (a)	588,000	589,480
Hanesbrands, Inc.
4.88%, 5/15/2026 (a)	1,067,000	1,035,088
9.00%, 2/15/2031 (a)	167,000	170,485
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	1,078,000	931,768
William Carter Co. (The) 5.63%, 3/15/2027 (a)	703,000	690,361
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	818,000	681,247
		4,933,290
Tobacco — 0.2%
Turning Point Brands, Inc. 5.63%, 2/15/2026 (a)	176,000	173,053
Vector Group Ltd. 5.75%, 2/1/2029 (a)	1,640,000	1,504,919
		1,677,972
Trading Companies & Distributors — 1.8%
Alta Equipment Group, Inc. 5.63%, 4/15/2026 (a)	266,000	269,588
Beacon Roofing Supply, Inc.
4.50%, 11/15/2026 (a)	644,000	622,360
6.50%, 8/1/2030 (a)	464,000	464,412
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	565,000	540,239
Boise Cascade Co. 4.88%, 7/1/2030 (a)	741,000	684,536
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	748,000	771,702
Fortress Transportation and Infrastructure Investors LLC
5.50%, 5/1/2028 (a)	985,000	952,007
7.00%, 5/1/2031 (a)	200,000	202,349
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a)	275,000	243,748
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	1,284,000	1,151,479
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	1,379,000	1,346,318
Imola Merger Corp. 4.75%, 5/15/2029 (a)	2,339,000	2,177,109
United Rentals North America, Inc.
5.50%, 5/15/2027	1,509,000	1,490,163
3.88%, 11/15/2027	673,000	632,539
4.88%, 1/15/2028	2,125,000	2,045,655
5.25%, 1/15/2030	1,584,000	1,520,571
3.75%, 1/15/2032	673,000	575,306
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	1,553,000	1,552,340
7.25%, 6/15/2028 (a)	1,055,000	1,074,719
		18,317,140
Wireless Telecommunication Services — 1.0%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027 (a)	1,498,000	554,249
6.00%, 2/15/2028 (a)	1,156,000	359,825
Connect Finco SARL (United Kingdom) 6.75%, 10/1/2026 (a)	1,637,000	1,545,674

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	453,000	306,865
6.63%, 8/1/2026	1,105,000	450,287
Millicom International Cellular SA (Guatemala) 4.50%, 4/27/2031 (a)	759,000	649,040
Rogers Communications, Inc. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (a) (c)	739,000	710,975
United States Cellular Corp. 6.70%, 12/15/2033	833,000	876,796
Vmed O2 UK Financing I plc (United Kingdom)
4.25%, 1/31/2031 (a)	848,000	698,063
4.75%, 7/15/2031 (a)	810,000	672,363
Vodafone Group plc (United Kingdom)
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (c)	2,589,000	2,667,459
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.07%), 5.13%, 6/4/2081 (c)	1,976,000	1,453,140
		10,944,736
Total Corporate Bonds (Cost $1,028,432,405)		1,016,321,166
	SHARES
Common Stocks — 0.0% ^
Financial Services — 0.0% ^
Mallinckrodt plc (Luxembourg) ‡ *	739	40,053
Software — 0.0% ^
Cwt Travel Group, Inc. ‡ *	1,455	7,275
Total Common Stocks (Cost $65,231)		47,328
Short-Term Investments — 1.5%
Investment Companies — 1.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (h) (i) (Cost $16,172,451)	16,172,451	16,172,451
Total Investments — 99.2% (Cost $1,044,670,087)		1,032,540,945
Other Assets Less Liabilities — 0.8%		7,965,761
NET ASSETS — 100.0%		1,040,506,706

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2024.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2024.

(f)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2024.

(g)	Defaulted security.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2024.

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$—	$—	$47,328	$47,328
Corporate Bonds	—	1,016,321,166	—	1,016,321,166
Short-Term Investments
Investment Companies	16,172,451	—	—	16,172,451
Total Investments in Securities	$16,172,451	$1,016,321,166	$47,328	$1,032,540,945
There were no significant transfers into or out of level 3 for the period ended May 31, 2024.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	$7,787,177	$39,849,936	$31,464,662	$—	$—	$16,172,451	16,172,451	$99,217	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.